CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,934,742	$ 852,472	¥ 4,586,405
Restricted cash	974,932	140,040	2,174,042
Short-term investments	4,579,313	657,777	6,061,832
Accounts receivable, net of allowance of RMB94,856 and RMB144,574 (US$20,766) as of December 31, 2018 and 2019, respectively	3,627,749	521,094	2,889,234
Prepayments and other assets	3,719,228	534,234	2,696,381
Amounts due from related parties	211,993	30,451	281,710
Licensed copyrights, net	1,224,881	175,943	1,163,839
Total current assets	20,272,838	2,912,011	19,853,443
Non-current assets:
Fixed assets, net	1,754,367	251,999	1,618,147
Long-term investments	2,982,154	428,360	2,572,040
Deferred tax assets, net	34,916	5,015	23,873
Licensed copyrights, net	6,287,330	903,118	6,640,910
Intangible assets, net	813,960	116,918	1,678,193
Produced content, net	4,355,221	625,588	3,736,063
Prepayments and other assets	3,508,476	503,961	4,695,883
Operating lease assets	722,742	103,815	0
Goodwill	3,888,346	558,526	3,888,346
Amounts due from related parties	172,200	24,735	52,800
Total non-current assets	24,519,712	3,522,035	24,906,255
Total assets	44,792,550	6,434,046	44,759,698
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB11,324,276 and RMB12,093,465 (US$1,737,118) as of December 31, 2018 and 2019, respectively):
Accounts and notes payable	8,212,449	1,179,644	10,162,366
Amounts due to related parties	1,604,258	230,437	692,390
Customer advances and deferred revenue	3,081,407	442,615	2,195,283
Short-term loans	2,618,170	376,077	3,046,449
Long-term loans, current portion	736,814	105,837	83,720
Operating lease liabilities, current portion	125,412	18,014	0
Accrued expenses	2,611,217	375,078	2,696,238
Other liabilities	1,183,439	169,990	935,910
Total current liabilities	20,173,166	2,897,692	19,812,356
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB1,434,506 and RMB1,932,830 (US$277,634) as of December 31, 2018 and 2019, respectively):
Long-term loans	880,278	126,444	644,169
Convertible senior notes	12,296,868	1,766,335	4,712,284
Deferred tax liabilities	30,136	4,329	96,405
Amounts due to related parties	1,061,883	152,530	1,281,370
Operating lease liabilities	402,732	57,849	0
Other non-current liabilities	232,555	33,404	57,551
Total non-current liabilities	14,904,452	2,140,891	6,791,779
Total liabilities	35,077,618	5,038,583	26,604,135
Commitments and contingencies
Mezzanine equity:
Redeemable noncontrolling interests	101,542	14,586	0
Shareholders’ equity:
Additional paid-in capital	41,298,328	5,932,134	39,666,150
Accumulated deficit	(33,834,357)	(4,860,001)	(23,509,486)
Accumulated other comprehensive income	2,106,718	302,611	1,879,946
Noncontrolling interests	42,376	6,087	118,632
Total shareholders’ equity	9,613,390	1,380,877	18,155,563
Total liabilities, mezzanine equity and shareholders’ equity	44,792,550	6,434,046	44,759,698
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	142	20	138
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	¥ 183	$ 26	¥ 183